CONVERTIBLE DEBENTURE – RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE DEBENTURE – RELATED PARTY

NOTE 8 - CONVERTIBLE DEBENTURE – RELATED PARTY

Since September 16, 2016, the Company sold convertible debentures in the amount of $2,405,000 in the form of 12% three-year convertible term notes. Interest is accrued at an annual rate of 12% and is payable in Common Stock at maturity. Both principal and interest may be converted into Common Stock at a price of $0.50 per share after the passage of 181 days. The Company may redeem the debenture at its option or force conversion after Common Stock trades at a price in excess of $1.00 per share for five days. The Holder may force redemption after the Company raises $3 million dollars in equity. The holders of the convertible debentures were issued three-year warrants to purchase 2,405,000 shares of the Company’s Common Stock at $1.00 per share. As of December 31, 2020, the Company received $2,405,000 under this convertible debenture. In April and November 2018, debentures with face value of $2,060,000 plus accrued interest of $280,529 were converted into 4,681,058 shares of Common Stock. As of December 31, 2020, the Company had a face value of $345,000 due under this convertible debenture.

The convertible debenture holder, based on its agreement, with maturities beginning September 16, 2019, has the option to convert their principal and interest into 690,000 (plus 164,424 for accrued interest) shares of Common Stock. The fair value of the embedded beneficial conversion feature resulted in a discount to the convertible debenture – related party of $47,110 at December 31, 2020 and a discount of $2,110 at June 30, 2021.

During the year ended December 31, 2018, the Company sold Convertible Debentures in the amount of $270,000. Since public trading of the Company’s common stock began in 2018, the Company determined a beneficial conversion discount of $270,000 applied to the 2018 sales the Convertible Debentures. The discount reduced the liability balance of the Convertible Debentures to $0 when the Convertible Debentures were issued and recorded the proceeds of the sale as Additional paid in Capital. The discount was amortized over the three-year term of the Convertible Debentures. The discounted balance of the Convertible Debentures on September 30, 2021 was $0.

The Company analyzed the conversion option for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and fair value measurement under ASC 820 and determined that the beneficial conversion feature under the convertible debenture should be recorded as a discount to debt if market was more than the conversion feature.

The convertible debenture - related party is measured at fair value at the end of each reporting period or termination of the debenture agreement with the change in fair value recorded to earnings. The fair value of the embedded beneficial conversion feature did not result in a discount to the convertible debenture - related party. The discount if and when the Company has one will be amortized over the term of agreement or modification to the agreement to interest expense using the straight-line method that approximates the effective interest method.

The Company used the eight steps to determine fair value under ASC 820. (1) Identify the item to be valued and the unit of account. (2) Determine the principal or most advantageous market and the relevant market participants. (3) Select the valuation premise to be used for asset measurements. (4) Consider the risk assumptions applicable to liability measurements. (5) Identify available inputs. (6) Select the appropriate valuation technique(s). (7) Make the measurement. (8) Determine amounts to be recognized and information to be disclosed.

Fair value was determined by the market price of the Company’s publicly traded stock with no discount allowed. This was determined as of the effective date of the agreement entered convertible debenture - related party. The conversion price was then compared to fair value, determined by market price and the difference between the two multiplied by the number of shares that would be issued upon conversion. Since public trading of the Common Stock began in 2018, market price of the Company’s traded stock has ranged from $0.035 to $2.50 per share.

As of September 30, 2021, the outstanding balance due the Convertible Debentures holders was $0, including $0 in original issue discount or interest. All debentures had been converted.

NOTE 8- CONVERTIBLE DEBENTURE – RELATED PARTY

Since September 16, 2016, the Company sold convertible debentures in the amount of $2,405,000 in the form of 12% three-year convertible term notes. Interest is accrued at an annual rate of 12% and is payable in Common Stock at maturity. Both principal and interest may be converted into Common Stock at a price of $0.50 per share after the passage of 181 days. The Company may redeem the debenture at its option or force conversion after Common Stock trades at a price in excess of $1.00 per share for five days. The Holder may force redemption after the Company raises $3 million dollars in equity. The holders of the convertible debentures were issued three-year warrants to purchase 2,405,000 shares of the Company’s Common Stock at $1.00 per share. As of December 31, 2018, the Company received $2,405,000 under this convertible debenture. In April and November 2018, debentures with face value of $2,060,000 plus accrued interest of $280,529 were converted into 4,681,058 shares of Common Stock. As of December 31, 2019, the Company had a face value of $345,000 due under this convertible debenture.

The convertible debenture holder, based on its agreement, with maturities beginning September 16, 2019 has the option to convert their principal and interest into 690,000 (plus 60,980 for accrued interest) shares of Common Stock. The fair value of the embedded beneficial conversion feature resulted in a discount of $227,110 to the convertible debenture – related party at December 31, 2019 and a discount of $137,110 at December 31, 2020.

During the year ended December 31, 2018, the Company sold convertible debt instruments in the amount of $270,000. Since public trading of the Company’s Common Stock began in 2018, the Company determined a beneficial conversion discount of $270,000 applied to the 2018 sales the convertible debt instruments. The discount reduced the liability balance of the debentures to $0 when the debentures were issued and recorded the proceeds of the sale as Additional paid in Capital. The discount will be amortized over the three-year term of the debentures. The discounted balance of the convertible debentures at December 31, 2020 was $297,890.

The Company analyzed the conversion option for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and fair value measurement under ASC 820 and determined that the beneficial conversion feature under the convertible debenture should be recorded as a discount to debt if market was more than the conversion feature.

The convertible debenture - related party is measured at fair value at the end of each reporting period or termination of the debenture agreement with the change in fair value recorded to earnings. The fair value of the embedded beneficial conversion feature did not result in a discount to the convertible debenture - related party. The discount if and when the Company has one will be amortized over the term of agreement or modification to the agreement to interest expense using the straight-line method that approximates the effective interest method.

The Company used the eight steps to determine fair value under ASC 820. (1) Identify the item to be valued and the unit of account. (2) Determine the principal or most advantageous market and the relevant market participants. (3) Select the valuation premise to be used for asset measurements. (4) Consider the risk assumptions applicable to liability measurements. (5) Identify available inputs. (6) Select the appropriate valuation technique(s). (7) Make the measurement. (8) Determine amounts to be recognized and information to be disclosed.

Fair value was determined by the market price of the Company’s publicly traded stock with no discount allowed. This was determined as of the effective date of the agreement entered convertible debenture - related party. The conversion price was then compared to fair value, determined by market price and the difference between the two multiplied by the number of shares that would be issued upon conversion. The Company has not had any market activity within its public market. Private transactions between willing buyers and willing sellers have ranged from $0.02 to $0.50 per share. These transactions were not conducted through a broker-dealer network. Since public trading of the Common Stock began in 2018, market price of the Company’s traded stock has ranged from $0.05 to $2.50 per share.